Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2008	$ 571,642	$ 490	$ 950	$ 3,951,599	$ (4,568,284)	$ (70,920)	$ 1,257,807
Beginning Balance, Shares at Dec. 31, 2008	0	980,000	1,900,000	0	0	0	0
Change of shares capital structure due to the Business Combination	(5,433,648)	(490)	343	(3,951,599)	(1,481,902)	0	0
Change of shares capital structure due to the Business Combination, Shares	0	(980,000)	11,027,888	0	0	0	0
Foreign currency translation adjustment	67,614	0	0	0	0	67,614	0
Addition/ decrease in non-controlling interest due to disposal of subsidiaries	87,602	0	0	0	0	0	87,602
Net loss	2,448,433	0	0	0	(1,672,454)	0	4,120,887
Balance at Dec. 31, 2009	(2,258,357)	0	1,293	0	(7,722,640)	(3,306)	5,466,296
Balance, Shares at Dec. 31, 2009	0	0	12,927,888	0	0	0	0
Change of share capital structure due to the cancellation of Bridge Loan	26,531,728	8,000	2,300	26,521,428	0	0	0
Change of share capital structure due to the cancellation of Bridge Loan, Shares	0	16,000,000	23,000,000	0	0	0	0
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan	(200)	0	(200)	0	0	0	0
Cancellation of KERRY PROPPER's common stock due to the cancellation of Bridge Loan, Shares	0	0	(2,000,000)	0	0	0	0
Issuance of common stock due to the convertible loan	634	0	634	0	0	0	0
Issuance of common stock due to the convertible loan, Shares	0	0	6,342,110	0	0	0	0
Issuance of common stock due to the convertible loan's placement fee	75	0	75	0	0	0	0
Issuance of common stock due to the convertible loan's placement fee, Shares	0	0	750,000	0	0	0	0
Foreign currency translation adjustment	527,668	0	0	0	0	1,424,965	0
Addition/ decrease in non-controlling interest due to disposal of subsidiaries	(6,806,203)	0	0	0	897,297	(897,297)	(6,806,203)
Gain on debt restructuring to related parties recognized as capital contribution	7,348,693	0	0	7,348,693	0	0	0
Net loss	(1,244,774)	0	0	0	(3,645,030)	0	2,400,256
Balance at Dec. 31, 2010	24,996,561	8,000	4,102	33,870,121	(10,470,373)	524,362	1,060,349
Balance, Shares at Dec. 31, 2010	0	16,000,000	41,019,998	0	0	0	0
Early redemption of preferred stock	(8,735,497)	(4,367)	0	(8,731,130)	0	0	0
Early redemption of preferred stock, Shares	0	(8,735,497)	0	0	0	0	0
Issuance of common stock due to the repayment of convertible loan	983,400	0	820	982,580	0	0	0
Issuance of common stock due to the repayment of convertible loan, Shares	0	0	8,195,000	0	0	0	0
Foreign currency translation adjustment	430,128	0	0	0	0	430,128	47,622
Net loss	(11,900,348)	0	0	0	(11,880,283)	0	(20,065)
Issuance of common stock to settle dividend payable	299,282	0	1,496	297,786	0	0	0
Issuance of common stock to settle dividend payable, Shares	0	0	14,964,100	0	0	0	0
Balance at Dec. 31, 2011	$ 6,121,148	$ 3,633	$ 6,418	$ 26,419,357	$ (22,350,656)	$ 954,490	$ 1,087,906
Balance, Shares at Dec. 31, 2011	0	7,264,503	64,179,098	0	0	0	0